Lease liabilities and right-of-use assets - Sublease receivables (Details)		12 Months Ended
	Nov. 01, 2022 ft²	Dec. 31, 2022 USD ($)
Sublease receivables
Recognition of sublease receivables		$ 1,331,622
Interest income		8,340
Lease rentals received		(138,410)
Balance		$ 1,201,552
Area of land subleased | ft²	10,417
Term of the sublease agreement	2 years